Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income and long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Convertible Securities Fund Participant) Vanguard Convertible Securities Fund	Vanguard Convertible Securities Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Convertible Securities Fund Participant) Vanguard Convertible Securities Fund	Vanguard Convertible Securities Fund - Investor Shares
Management Fees	0.61%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.63%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Convertible Securities Fund Participant) Vanguard Convertible Securities Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Convertible Securities Fund - Investor Shares	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101%.

Primary Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. and foreign convertible securities, which are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock, as well as debt securities with warrants or common stock attached. Many convertible securities have credit ratings that are below investment grade.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Credit risk, which is the chance that the issuer of a convertible security will fail to pay interest or dividends and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Companies that issue convertible securities are often small to mid-size, and they often have low credit ratings. In addition, the credit rating of a company's convertible securities is generally lower than that of its nonconvertible debt securities. Convertibles are normally considered 'junior' securities-that is, the company usually must pay interest on its nonconvertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. Reflecting the universe of convertible securities, most of the Fund's rated holdings are below investment grade (commonly referred to as 'junk bonds'). Therefore, credit risk is greater for the Fund than for funds that invest in higher-grade securities.

Interest rate risk, which is the chance that prices of convertible securities will decline along with overall bond prices because of rising interest rates. Convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the price of the issuing company's common stock.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Liquidity risk, which is the chance that the Fund will experience difficulty purchasing or selling the required amounts of portfolio securities at a price the advisor deems fair and reasonable. Liquidity risk arises when there is an insufficient level of trading activity to accommodate the Fund's purchase or sale orders.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Fund. Returns for the Convertible Securities Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Convertible Securities Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.66% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -15.90% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Convertible Securities Fund Participant) Vanguard Convertible Securities Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Convertible Securities Fund - Investor Shares	19.17%	16.39%	7.91%
Vanguard Convertible Securities Fund - Investor Shares Bank of America Merrill Lynch All US Convertibles Index	24.92%	18.85%	7.13%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)
Vanguard Convertible Securities Fund - Investor Shares Convertible Securities Funds Average	21.38%	16.30%	6.38%		(reflects no deduction for taxes)
Vanguard Convertible Securities Fund - Investor Shares Convertibles Composite Index	21.91%	17.88%	6.51%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)

Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income and long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Convertible Securities Fund Retail) Vanguard Convertible Securities Fund (USD $)	Vanguard Convertible Securities Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Convertible Securities Fund Retail) Vanguard Convertible Securities Fund	Vanguard Convertible Securities Fund - Investor Shares
Management Fees	0.61%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.63%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Convertible Securities Fund Retail) Vanguard Convertible Securities Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Convertible Securities Fund - Investor Shares	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101%.

Primary Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. and foreign convertible securities, which are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock, as well as debt securities with warrants or common stock attached. Many convertible securities have credit ratings that are below investment grade.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Credit risk, which is the chance that the issuer of a convertible security will fail to pay interest or dividends and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Companies that issue convertible securities are often small to mid-size, and they often have low credit ratings. In addition, the credit rating of a company's convertible securities is generally lower than that of its nonconvertible debt securities. Convertibles are normally considered 'junior' securities-that is, the company usually must pay interest on its nonconvertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. Reflecting the universe of convertible securities, most of the Fund's rated holdings are below investment grade (commonly referred to as 'junk bonds'). Therefore, credit risk is greater for the Fund than for funds that invest in higher-grade securities.

Interest rate risk, which is the chance that prices of convertible securities will decline along with overall bond prices because of rising interest rates. Convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the price of the issuing company's common stock.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Liquidity risk, which is the chance that the Fund will experience difficulty purchasing or selling the required amounts of portfolio securities at a price the advisor deems fair and reasonable. Liquidity risk arises when there is an insufficient level of trading activity to accommodate the Fund's purchase or sale orders.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Fund. Returns for the Convertible Securities Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Convertible Securities Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.66% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -15.90% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Convertible Securities Fund Retail) Vanguard Convertible Securities Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Convertible Securities Fund - Investor Shares	19.17%	16.39%	7.91%
Vanguard Convertible Securities Fund - Investor Shares Return After Taxes on Distributions	15.45%	13.89%	5.72%
Vanguard Convertible Securities Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	11.98%	12.46%	5.63%
Vanguard Convertible Securities Fund - Investor Shares Bank of America Merrill Lynch All US Convertibles Index	24.92%	18.85%	7.13%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)
Vanguard Convertible Securities Fund - Investor Shares Convertible Securities Funds Average	21.38%	16.30%	6.38%		(reflects no deduction for taxes)
Vanguard Convertible Securities Fund - Investor Shares Convertibles Composite Index	21.91%	17.88%	6.51%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.